FAIR VALUE MEASUREMENTS - FV hierarchy (Details) - Fair Value, Recurring $ in Thousands	Sep. 30, 2019 USD ($)
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	$ 13,065
Marketable securities	19,889
Total financial assets measured at fair value on a recurring basis	32,954
Level 1
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	13,065
Total financial assets measured at fair value on a recurring basis	13,065
Level 2
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	19,889
Total financial assets measured at fair value on a recurring basis	19,889
Cash
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	12,933
Cash | Level 1
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	12,933
Money market funds
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	133
Money market funds | Level 1
Financial assets or liabilities measured at fair value on a recurring basis
Cash and cash equivalents	133
Commercial paper and corporate bonds
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	7,522
Commercial paper and corporate bonds | Level 2
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	7,522
U.S. government agency debt securities
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	12,367
U.S. government agency debt securities | Level 2
Financial assets or liabilities measured at fair value on a recurring basis
Marketable securities	$ 12,367